Organization and Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

MMTEC, INC. (“MMTEC”, the “Company”) was incorporated on January 4, 2018 under the laws of the British Virgin Islands (“BVI”). On March 19, 2018, MMTEC acquired a wholly owned subsidiary, MM Future Technology Limited (“MM Future”). MM Future was incorporated in Hong Kong on October 31, 2017 for the purpose of being a holding company for the equity interest in Gujia (Beijing) Technology Co., Ltd. (“Gujia”).

Other than the equity interest in MM Future, MMTEC does not conduct any operations or own any material assets or liabilities. MM Future does not conduct any operations or own any material assets or liabilities except for the 100% of the equity interest of Gujia which it acquired on January 29, 2018.

Gujia was incorporated in People’s Republic of China (“PRC”) on June 9, 2015. Gujia is a technology provider, operates as an internet business platform to support operations. Gujia provides investment services to the U.S. securities markets for PRC investors and provides technical services to Chinese financial institutions to help them be able to provide investment services in the U.S. securities markets for their clients.

On November 6, 2017, Gujia acquired a wholly-owned subsidiary Meimei Zhengtong (Beijing) Technology Ltd. (“Meimei Zhengtong”) which was dissolved in July 2018.

On March 28, 2018, the Company acquired 24.9% of MMBD Trading Limited (“MMBD Trading”). MMBD Trading was incorporated on March 4, 2016 under the laws of the BVI. The remaining 75.1% of MMBD Trading was owned by 32.7% shareholders of the Company. The Company agreed to purchase the remaining 75.1% of outstanding securities of MMBD Trading on April 25, 2019. The acquisition was closed on October 18, 2019. Following and as a result of this acquisition, MMBD Trading has become a wholly-owned subsidiary of the Company. MMBD Trading acquired a wholly owned subsidiary, MM Global Securities, Inc. (“MM Global”) on August 16, 2017. MMBD Trading does not conduct any operations or own any material assets or liabilities except for the 100% of the equity interest of MM Global. MM Global was incorporated in the State of Illinois on September 25, 1997 as Feil Daily Investment Co. which was changed to Whitewood Group Inc. in 2011. MM Global’s continuing membership application was approved by FINRA as a broker-dealer in August 2017 and changed its name to MM IGlobal, Inc. In November 2017, pursuant to the ownership change, MM IGlobal, Inc. changed its name to MM Global Securities, Inc. in March 2019. MM Global operates as a securities broker/dealer in New York City.

On April 20, 2018, the Company incorporated MM Fund Services Limited (“MM Fund”), a Cayman Islands company, for the purpose of providing administration services to the private equity funds industry. MM Fund is dormant as of December 31, 2024.

On May 28, 2018, the Company incorporated MM Capital Management Limited (“MM Capital”), a Cayman Islands company, for the purpose of providing assets management and investment services to clients.

On August 8, 2018, the Company incorporated MM Fund SPC (“MM SPC”), a Cayman Islands company, for the purpose of providing asset management services to clients. MM SPC is a wholly-owned subsidiary of MM Capital.

On March 15, 2019, the Company incorporated MM Global Capital Limited, a Hong Kong company, for the purpose of providing assets management and investment services to clients, and subsequently changed its name to HC Securities (HK) limited (“HC Securities”) on December 22, 2021. HC Securities is a wholly-owned subsidiary of MMTEC. HC Securities applied license to SFC and was approved on December 21, 2021. HC Securities is licensed on dealing in securities, advising on securities and asset management.

On July 9, 2019, the Company acquired 49% of a newly-formed entity called Xchain Fintech Pte.Ltd., (“Xchain”), a Singapore company which was incorporated in July 2019, for the purpose of providing technical support for the construction and development of a new solutions for the existing problems of the traditional financial industry, the difficulty experienced by investors in investing and allocating investment assets globally, and the protection of funds and investments by using advanced technologies, such as artificial intelligence, big data analysis and blockchain. Xchain is dormant as of December 31, 2024.

On March 23, 2020, the Company acquired all outstanding securities of MMBD Investment Advisory Company Limited (“MMBD Advisory”) for a consideration of $1,000, which was subsequently given up by Hinman Au. Prior to this transaction, all outstanding securities of MMBD Advisory were owned by Hinman Au, a director and 1.4% shareholder of the Company. MMBD Advisory was formed in January 2018 in the U.S. and is registered as an investment advisor firm under the laws of the State of New York on May 7, 2018. Since May 23, 2020, MMBD Advisory was consolidated into the Company.

On September 13, 2021, the Company incorporated Fundex SPC, a Cayman Islands company, for the purpose of providing asset management services to clients, as a wholly-owned subsidiary of MM Capital.

On April 13, 2023, the Company incorporated Haichuan Zhixin (Beijing) Technology Co., Ltd (“Haichuan Zhixin”), as a wholly-owned subsidiary of MM Future.

On May 16, 2023, the Company acquired 85% of Alpha Mind Technology Limited, a BVI company (“Alpha Mind”), for aggregate purchase price of $99,650,000, of which $1,000,000 was paid during year ended 2022 as a deposit for potential acquisition. The deposit was included in “deposit for business acquisition” on the accompanying consolidated balance sheets as of December 31, 2022. The deposit was treated as part of the consideration. Alpha Mind was incorporated on April 17, 2023, under the laws of BVI, and operates as an agency to sell insurance products in PRC, through variable interest entities (“VIE”). The acquisition was closed on June 7, 2023. On November 22, 2023, the Company announced its plan to sell all of the outstanding shares of Alpha Mind to XChange TEC.INC (formerly known as “FLJ Group Limited”) (“XChange”), a Cayman Islands company. The transaction was closed on December 28, 2023.

On November 18, 2023, the Company disposed all of the outstanding securities of MMBD Advisory to Top Fintech Inc., for a consideration of $1,000, and disposed all the outstanding securities of MM Capital to Capital Jasmine Ltd., for a consideration of $500. The two wholly-owned subsidiaries of MM Capital, MM SPC and Fundex SPC were accordingly disposed of. The transaction was closed on November 18, 2023.

On February 16, 2024, the Company incorporated HAI TEC INC. (“HAI TEC”) under the laws of the BVI, for the purpose of being a holding company for the equity interest in our operating subsidiaries in China and other countries and regions. HAI TEC is a wholly-owned subsidiary of MMTEC.

On March 12, 2025, the Company transferred all outstanding shares in HC Securities, our wholly-owned subsidiary, to HAI TEC, for a total consideration of HK$16,573,925 (equivalent to approximately $2.13 million). The share transfer was completed on March 12, 2025, resulting in HC Securities becoming a wholly-owned subsidiary of HAI TEC.

On June 30, 2025, MM Fund was struck from the Company Register and thereupon dissolved. Haichuan Zhixin, our wholly-owned subsidiary of MM Future incorporated on April 13, 2023, was dissolved on December 26, 2025.

On September 26, 2025, the Company incorporated Hai Capital Management Ltd (“Hai Capital”) under the laws of the BVI. Hai Capital is a wholly-owned subsidiary of MMTEC.

On October 3, 2025, the Company incorporated HC Investment Limited (“HC Investment”), a Hong Kong company. HC Investment is a wholly-owned subsidiary of HAI TEC.

MMTEC and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” or “us”, unless specific reference is made to an entity.